OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other current liabilities

	As at December 31, 2018	As at December 31, 2017
Provision for environmental rehabilitation (note 27b)	$111	$152
Derivative liabilities (note 25f)	3	30
Deposit on Pueblo Viejo gold and silver streaming agreement	83	85
Share-based payments (note 34b)	30	17
Deposit on Pascua-Lama silver sale agreement	—	7
Other	94	40
	$321	$331